Supplementary Financial Statement Information (Accounts And Notes Receivable) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable	$ 3,001	$ 2,675
Trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable	2,759	2,480
Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable	$ 242	$ 195